Auditor's remuneration paid to Pricewaterhouse Coopers LLP (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Auditor's remuneration paid to Pricewaterhouse Coopers LLP

	2024 $m	2023 $m	2022 $m

Audit of the Financial Statements	7	7	6

Audit of subsidiaries	3	3	2

Other assurance services a	1	1	1

	11	11	9

Under SEC regulations analysed as:

Audit	10	10	8

Other audit-related	1	1	1

	11	11	9